Restatement Of Previously Issued Financial Statements (Tables)	11 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of previously reported operating expenses cash flows or cash
The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of July 16, 2020 (audited)
Warrant Liability	$—	$54,988,834	$54,988,834
Class A Common Stock Subject to Possible Redemption	695,806,610	(54,988,834)	640,817,776
Class A Common Stock	287	550	837
Additional Paid-in Capital	5,019,473	2,686,814	7,706,287
Accumulated Deficit	(21,169)	(2,687,365)	(2,708,534)

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$57,117,434	$57,117,434
Class A Common Stock Subject to Possible Redemption	695,756,921	(57,117,434)	638,639,487
Class A Common Stock	288	571	859
Additional Paid-in Capital	5,069,161	4,815,393	9,884,554
Accumulated Deficit	(71,254)	(4,815,964)	(4,887,218)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$78,048,668	$78,048,668
Class A Common Stock Subject to Possible Redemption	695,703,020	(78,048,664)	617,654,356
Common Stock	290	780	1,070
Additional Paid-in Capital	5,123,060	25,746,415	30,869,475
Accumulated Deficit	(125,151)	(25,747,199)	(25,872,350)
Stockholders’ Equity	5,000,010	(4)	5,000,006

Statement of Operations for the Period from January 24, 2020 (inception) to September 30, 2020 (unaudited)
Formation and operational costs	(149,341)	(2,687,365)	(2,836,706)
Change in fair value of warrant liability	$—	$(2,128,600)	$(2,128,600)
Net loss	(71,254)	(4,815,964)	(4,887,218)
Weighted average shares outstanding, Common stock subject to possible redemption			64,081,778
Basic and diluted net income per share, Common stock subject to possible redemption		—	0.00
Weighted average shares outstanding, Common stock	17,406,749	1,741,313	19,148,062
Basic and diluted net loss per share, Common stock	(0.01)	(0.12)	(0.13)

Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Formation and operational costs	(341,627)	(2,687,365)	(3,028,992)
Change in fair value of warrant liability	$—	$(23,059,834)	$(23,059,834)
Net loss	(125,151)	(25,747,199)	(25,872,350)
Weighted average shares outstanding, Common stock subject to possible redemption			63,958,721
Basic and diluted net income per share, Common stock subject to possible redemption			0.00
Weighted average shares outstanding, Common stock	18,400,891	2,841,382	21,242,273
Basic and diluted net loss per share, Common stock	(0.02)	(1.21)	(1.23)

Cash Flow Statement for the Period from January 24, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	(71,254)	(4,815,964)	(4,887,218)
Non-cash compensation expense related to private placement warrants	—	566,333	566,333
Allocation of initial public offering costs to derivative liability	—	2,121,032	2,121,032
Change in fair value of warrant liability	—	2,128,600	2,128,600
Initial classification of warrant liability	—	54,988,834	54,988,834
Initial classification of common stock subject to possible redemption	695,806,610	(54,988,834)	640,817,776
Change in value of common stock subject to possible redemption	(49,689)	(2,128,600)	(2,178,289)

Cash Flow Statement for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(125,151)	$(25,747,199)	$(25,872,350)
Non-cash compensation expense related to private placement warrants	—	566,333	566,333
Allocation of initial public offering costs to derivative liability	—	2,121,032	2,121,032
Change in fair value of warrant liability	—	23,059,834	23,059,834
Initial classification of warrant liability	—	54,988,834	54,988,834
Initial classification of common stock subject to possible redemption	695,806,610	(54,988,834)	640,817,776
Change in value of common stock subject to possible redemption	(103,590)	(23,059,830)	(23,163,420)